Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Net earnings	$ 210.0	$ 37.1
Weighted average number of common shares outstanding (in shares)	395,509	392,172
Basic earnings per share (in dollars per share)	$ 0.53	$ 0.09
Dilutive effect of potential common share equivalents (in shares)	2,560	2,336
Diluted weighted average number of common shares outstanding (in shares)	398,069	394,508
Diluted earnings per share (in dollars per share)	$ 0.53	$ 0.09
Stock options		30